Asset acquisition - Narrative (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Payments for Purchase of Other Assets	$ 497,800
Intangible Assets, Net (Excluding Goodwill), Total	240,000
Finite-Lived Intangible Asset, Useful Life	15 years
Goodwill	40,870
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years	7 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Payments for Purchase of Other Assets	$ 199,530
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years 6 months	7 years